MANDATORILY REDEEMABLE NONCONTROLLING INTEREST - Roll forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Mandatorily Redeemable Noncontrolling Interest [Roll Forward]
Beginning balance		$ 11,381	$ 6,593
Changes in fair values of mandatorily redeemable noncontrolling interest, excluding impact of instrument-specific credit risk		108	5,565
Changes in fair values of mandatorily redeemable noncontrolling interest due to the instrument specific credit risk	$ 0	(30)	(30)
Redemption of mandatorily redeemable noncontrolling interest		(11,554)
Foreign currency translation adjustment		$ 65	(747)
Ending balance			$ 11,381